CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES:
Net loss	$ (184,452)	$ (265,511)	$ (164,787)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	104,581	102,839	104,112
Amortization and write-off of deferred financing costs	8,242	7,880	6,391
Amortization of deferred drydock and special survey costs	11,714	13,828	14,727
Provision for losses on accounts receivable	999	575	269
Share based compensation	2,885	4,556	4,296
Gain on bond and debt extinguishment	(47,430)	(6,464)	(185)
Income tax expense/(benefit)	1,475	(1,108)	(3,192)
Loss in affiliates, net of dividends received	13,722	84,317	4,610
Loss on loss of control/(Bargain gain upon obtaining control)	61,741	(58,313)	0
Gain on sale of business/assets	(9,802)	(894)	(1,064)
Impairment loss/ loss on sale of vessels, net	156,106	200,657	50,565
Changes in operating assets and liabilities:
Decrease in accounts receivable	5,425	6,575	5,293
Decrease/(increase) in inventories	12,606	2,672	(1,681)
(Increase)/decrease in prepaid expenses and other assets	(10,753)	(19,171)	3,123
(Increase)/decrease in due from affiliate companies	(1,029)	(15,708)	15,651
Increase/(decrease) in accounts payable	47,491	(3,023)	(7,393)
(Decrease)/increase in accrued expenses and other liabilities	(15,855)	20,569	2,422
Decrease in operating lease liabilities, net	(3,078)	0	0
(Decrease)/increase in due to affiliate companies	(32,081)	(3,031)	23,980
(Decrease)/increase in deferred income and cash received in advance	(2,323)	(1,535)	1,847
Decrease in other long-term liabilities and deferred income	(966)	(6,318)	(43)
Payments for drydock and special survey costs	(23,106)	(7,755)	(10,824)
Net cash provided by operating activities	96,112	55,637	48,117
INVESTING ACTIVITIES:
Proceeds from sale of business	3,000	0	0
Impact to cash from deconsolidation/sale of business	(21,439)	0	0
Cash acquired upon obtaining control	0	24,400	0
Loan from/(to) affiliate company	8,000	(12,875)	(4,461)
Dividends from affiliate companies	4,379	5,838	7,298
Deposits for vessels, port terminals and other fixed assets	(4,504)	(12,572)	(36,589)
Proceeds from lease receivable	150	233	200
Proceeds from sale of asset	48,830	102,217	11,828
Acquisition of investments in affiliates	(8)	(6,305)	(7,638)
Acquisition of/additions to vessels	(74,294)	(46,395)	0
Purchase of property, equipment and other fixed assets	(5,166)	(11,444)	(10,279)
Deposit for option to acquire vessel	(15,415)	(15,234)	(2,724)
Net cash (used in)/provided by investing activities	(56,467)	27,863	(42,365)
FINANCING ACTIVITIES:
Repurchase of preferred stock	(10,228)	0	(571)
Issuance of capital surplus	(3)	0	0
Repayment of loan payable to affiliate companies	(13,420)	0	(55,132)
Proceeds from transfer of rights to affiliate company	0	0	4,050
Proceeds from long-term loans	129,022	56,919	125,495
Proceeds from issuance of senior and ship mortgage notes net of discount and debt issuance costs	0	0	291,218
Repayment of long-term debt and payment of principal	(146,887)	(94,298)	(48,600)
Repayment/repurchase of senior notes	(68,325)	(28,796)	(291,094)
Payments of obligations under capital leases	0	0	(12,374)
Debt issuance costs	(1,851)	(740)	(609)
Acquisition of treasury stock	0	(1)	0
Dividends paid to noncontrolling shareholders	0	0	(25,323)
Net cash used in financing activities	(111,692)	(66,916)	(12,940)
(Decrease)/ Increase in cash and cash equivalents and restricted cash	(72,047)	16,584	(7,188)
Cash and cash equivalents and restricted cash, beginning of year	150,774	134,190	141,378
Cash and cash equivalents and restricted cash, end of year	78,727	150,774	134,190
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest, net of capitalized interest	135,693	121,902	115,898
Cash paid for income taxes	298	485	393
Non-cash investing and financing activities
Deposits for vessels, port terminals and other fixed assets	0	0	(726)
Revaluation of vessels due to termination/restructuring of capital lease obligations	0	0	5,243
Accrued interest income on loan receivable from affiliate company	(2,948)	(3,103)	(2,643)
Accrued interest expense payable to affiliate company	1,173	1,071	815
Acquisition of vessels, port terminals and other fixed assets	0	(1,662)	(843)
Issuance of senior secured notes in exchange of preferred stock	8,626	0	0
Loan payable to affiliate companies	141,795	0	0
Long-term payable to affiliate company	0	0	29,423
Transfers from deposits for vessels, port terminals and other fixed assets	0	49,421	137,357
Transfers to other long-term assets	0	(26)	0
Discontinued operations
Net cash provided by/(used in) operating activities of discontinued operations	9,728	(3,791)	0
Net cash used in investing activities of discontinued operations	(54,808)	(24,763)	0
Net cash provided by financing activities of discontinued operations	$ 42,164	$ 23,045	$ 0